Commitments and Contingencies (Details) - Schedule of minimum lease payment under these operating leases	Dec. 31, 2021 USD ($)
Schedule of minimum lease payment under these operating leases [Abstract]
2022	$ 178,516
2023	32,313
2024	19,023
Total	$ 229,852